Long-Term Debt Interest Rate Caps (Details) (USD $) In Millions, unless otherwise specified						12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Cap agreement effective January 14, 2013-2015 [Member] derivatives	Dec. 31, 2012 Interest Rate Cap [Member] derivatives	Dec. 31, 2011 Interest Rate Cap [Member] derivatives	Dec. 31, 2010 Interest Rate Cap [Member] derivatives	Mar. 31, 2013 Interest Rate Cap Purchased During 2012 [Member] Interest Rate Cap [Member]	Dec. 31, 2012 Interest Rate Cap Purchased During 2012 [Member] Interest Rate Cap [Member]	Mar. 31, 2013 Interest Rate Cap Purchased During 2011 [Member]	Dec. 31, 2012 Interest Rate Cap Purchased During 2011 [Member] Interest Rate Cap [Member]
Derivative [Line Items]
Interest Rate Cap, hedge percent requirement			50.00%	50.00%
Derivative, Number of Instruments Held					10
Notional Amount of Other Derivatives Not Designated as Hedging Instruments					$ 1,150.0
Number of Interest Rate Derivatives Purchased						6	4	4
Derivative, Cap Interest Rate									1.50%	1.50%	3.50%	3.50%
Derivative Assets, Noncurrent	$ 0.1	$ 0.1